Fair Value Measurements - Schedule of Investments accounted at Fair Value (Detail) - Investment Accounted Fair Value [Member] ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Begining Balance		¥ 2,238		¥ 1,819
Additions		475		371
Disposals		(59)		(63)
Net unrealized fair value increase recognized in earnings		1,187		151
Foreign currency translation adjustments		(20)		(40)
Transition to assets categorized within level 1	[1]	(50)
Ending balance		¥ 3,771	$ 592	¥ 2,238

[1]	The fair value hierarchy of certain equity investments were transferred from level 3 to level 1 due to the public listing of the investees during the year ended December 31, 2021